TRANSFERS OF FINANCIAL ASSETS (Sale of Trade Accounts Receivable in North America and Europe) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing [Abstract]
Recognized gain (loss) on sale of receivables	$ (7)	$ (25)	$ (20)
Carrying value of interests held	$ 0	$ 677
Percentage of anticipated credit losses	0.00%	2.64%
Impact to carrying value - 10% adverse change	$ 0	$ 0
Impact to carrying value - 20% adverse change	0	1
Sale of receivables	0	1	1
Collections reinvested in revolving receivables	0	21,293	21,652
Interests in conduits	657	9,462	$ 8,551
Delinquencies on sold receivables still outstanding	0	82
Trade accounts receivable outstanding and derecognized	$ 0	612
Repurchase of previously sold receivables		$ 5